Other income	12 Months Ended
Dec. 31, 2018
Other income [Abstract]
Other income
19	Other income

Other income (expenses) at December 31, 2018, 2017 and 2016 is summarized as follows:

	2018	2017	2016
Gain (loss) from the sale of subsidiaries (a)	$111,484	$(273,032)	$-
Recoveries of taxes paid in prior years, net of expenses for recovery	(3,919)	43,884	-
Cancellation of projects	(5,604)	(13,127)	(6,240)
Other, net	664	1,554	2,576
Gain from loss of control of subsidiary TMMDM (see Note 4)	-	3,458,467	-
Income from sale of fixed assets (b) (Note 11)	-	-	56,534
	$102,625	$3,217,746	$52,870

(a)	In 2018 and 2017, corresponds to the income from the sale of subsidiaries (see Note 4).

(b)	It includes the sale of a land to Optimus on June 20, 2016 (see Note 11).